Description of Organization and Business Operations	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Bleichroeder Acquisition Corp. I (the “Company”) is a blank check company incorporated as a Cayman Islands exempted corporation on June 24, 2024. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”). The Company has not selected any specific Business Combination target and the Company has not, nor has anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any Business Combination target with respect to an initial Business Combination with the Company.

As of December 31, 2024, the Company had not commenced any operations. All activity for the period from June 24, 2024 (inception) through December 31, 2024 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on October 31, 2024. On November 4, 2024, the Company consummated the Initial Public Offering of 25,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $250,000,000, which is described in Note 3. Each Unit consists of one Class A ordinary share and one right to receive one tenth (1/10) of a Class A ordinary share upon the consummation of an initial Business Combination (“Public Right”). Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 425,000 private placement units (each, a “Private Placement Unit”) at a price of $10.00 per Private Placement Unit in a private placement to Bleichroeder Sponsor 1 LLC (the “Sponsor”), generating gross proceeds of $4,250,000, which is described in Note 4. Each Private Placement Unit consists of one Class A ordinary share and one right to receive one tenth (1/10) of a Class A ordinary share upon the consummation of an initial Business Combination (“Private Placement Right”).

Transaction costs amounted to $11,403,592, consisting of $2,000,000 of cash underwriting fee, $8,750,000 of deferred underwriting fee, and $653,592 of other offering costs.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Initial Public Offering on November 4, 2024, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units, and a portion of the net proceeds from the sale of the Private Placement Units, was placed in the trust account (the “Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee. The funds will be held in cash, including in demand deposit accounts at a bank, or invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended Business Combination. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on the management team’s ongoing assessment of all factors related to the Company’s potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest bearing demand deposit account at a bank. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the Initial Public Offering and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or by such earlier liquidation date as the Company’s board of directors may approve (the “Completion Window”), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations.

The ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company will have only the duration of the Completion Window to complete the initial Business Combination. However, if the Company is unable to complete its initial Business Combination within the Completion Window, the Company will as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less the amount of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares or private placement shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

On November 21, 2024, the Company announced that, commencing on December 2, 2024, the holders of the Units, each Unit consisting of one Class A ordinary share of the Company, and one right to receive one-tenth (1/10) of one Class A Ordinary Share upon the consummation of the Company’s initial Business Combination, may elect to separately trade the Class A ordinary shares and the rights included in the Units. Any Units not separated will continue to trade on the Nasdaq Global Market under the symbol “BACQU.” The Class A Ordinary shares and the rights trade on the Nasdaq Global Market under the symbols “BACQ” and “BACQR,” respectively. Holders of Units need to have their brokers contact Continental Stock Transfer & Trust Company, the Company’s transfer agent, in order to separate the Units into Class A ordinary shares and rights.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Inflection Point Acquisition Corp. IV (f/k/a Bleichroeder Acquisition Corp. I, the “Company”) is a blank check company incorporated as a Cayman Islands exempted corporation on June 24, 2024. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”).

On August 13, 2025 (the “Signing Date”), the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Merlin Labs Business Combination Agreement”), by and among the Company, IPDX Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of Inflection Point (“Merger Sub”), and Merlin Labs, Inc., a Delaware corporation (“Merlin Labs”), pursuant to which, among other things and subject to the terms and conditions therein, Merger Sub will merge with and into Merlin Labs, with Merlin Labs continuing as the surviving company (the “Merger”). The transactions contemplated by the Merlin Labs Business Combination Agreement are referred to herein as the “Merlin Labs Business Combination.”

Merger Sub was incorporated on August 8, 2025 for the sole purposes of effecting the Merlin Labs Business Combination.

As of September 30, 2025, the Company had not commenced any operations. All activity for the period from June 24, 2024 (inception) through September 30, 2025 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, and the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on October 31, 2024. On November 4, 2024, the Company consummated the Initial Public Offering of 25,000,000 units (the “Units”) at $10.00 per Unit, generating gross proceeds of $250,000,000, which is described in Note 3. Each Unit consists of one Class A ordinary share (the “Public Shares”) and one right to receive one tenth (1/10) of a Class A ordinary share upon the consummation of an initial Business Combination (“Public Right”). Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 425,000 private placement units (each, a “Private Placement Unit”) at a price of $10.00 per Private Placement Unit in a private placement to Bleichroeder Sponsor 1 LLC (the “Sponsor”), generating gross proceeds of $4,250,000, which is described in Note 4. Each Private Placement Unit consists of one Class A ordinary share and one right to receive one tenth (1/10) of a Class A ordinary share upon the consummation of an initial Business Combination (“Private Placement Right”).

Transaction costs amounted to $11,403,592, consisting of $2,000,000 of cash underwriting fee, $8,750,000 of deferred underwriting fee, and $653,592 of other offering costs.

On November 21, 2024, the Company announced that, commencing on December 2, 2024, the holders of the Units, each Unit consisting of one Class A ordinary share of the Company, and one right to receive one-tenth (1/10) of one Class A Ordinary Share upon the consummation of the Company’s initial Business Combination, may elect to separately trade the Class A ordinary shares and the rights included in the Units. Any Units not separated will continue to trade on the Nasdaq Global Market under the symbol “BACQU.” The Class A Ordinary shares and the rights trade on the Nasdaq Global Market under the symbols “BACQ” and “BACQR,” respectively. Holders of Units need to have their brokers contact Continental Stock Transfer & Trust Company, the Company’s transfer agent, in order to separate the Units into Class A ordinary shares and rights.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Initial Public Offering on November 4, 2024, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units, and a portion of the net proceeds from the sale of the Private Placement Units, was placed in the trust account (the “Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee. The funds are held in mutual funds composed of U.S. treasury securities meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended Business Combination. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on the management team’s ongoing assessment of all factors related to the Company’s potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest bearing demand deposit account at a bank. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the Initial Public Offering and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or by such earlier liquidation date as the Company’s board of directors may approve (the “Completion Window”), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations.

The ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company will have only the duration of the Completion Window to complete the initial Business Combination. However, if the Company is unable to complete its initial Business Combination within the Completion Window, the Company will as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less the amount of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares, private placement shares and public shares in connection with the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their Founder Shares, private placement shares and public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares and private placement shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any Founder Shares or private placement shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

Management Changes

Effective July 10, 2025, (i) Marcello Padula resigned as Chief Financial Officer, (ii) Michael Blitzer, Robert Folino and Kevin Shannon were appointed as President and Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer, respectively, (iii) Nazim Cetin and Pierre Weinstein resigned from the Company’s board of directors (the “Board”) and the Audit Committee of the Board and (iv) the Board appointed incumbent directors Joseph Samuels and Antoine Theysset to the Audit Committee. Mr. Blitzer was also appointed to the Board. In connection with their appointments, each of Mr. Blitzer, Mr. Folino and Mr. Shannon signed a joinder to that certain letter agreement dated as of October 31, 2024, by and among the Company, its officers, its directors and the Sponsor, pursuant to which, among other things, the signatories agreed to waive certain redemption rights and to vote any ordinary shares of Company they hold in favor of an initial Business Combination. Each of Mr. Blitzer, Mr. Folino and Mr. Shannon also entered into a standard indemnity agreement with the Company.

Mr. Blitzer and Mr. Shannon are affiliates of Inflection Point Fund I LP, which is a member of the Company’s Sponsor.

Merlin Labs Business Combination

On the Signing Date, the Company entered into the Merlin Labs Business Combination Agreement, by and among the Company, Merger Sub, and Merlin Labs, pursuant to which, among other things and subject to the terms and conditions therein, Merger Sub will merge with and into Merlin Labs, with Merlin Labs continuing as the surviving company. The combined company’s business will continue to operate through Merlin Labs and its subsidiaries. In connection with the closing of the Merlin Labs Business Combination (the “Closing”), the Company will change its name to Merlin Labs, Inc. (such company after the closing of the Merlin Labs Business Combination, “New Merlin Labs”).

The Domestication

The Company will, subject to obtaining the required shareholder approvals change its jurisdiction of incorporation by deregistering from the Register of Companies in the Cayman Islands as a Cayman Islands exempted company by way of continuation out of the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”, and Inflection Point after the Domestication, “Post-Domestication Inflection Point”). In connection with the completion of the Merlin Labs Business Combination, the Company will provide the holders of its Public Shares (the “Public Shareholders”) the opportunity to redeem their Public Shares on the terms and conditions set forth in the Merlin Labs Business Combination Agreement and the Company’s governing documents. The Company will complete the Redemption of properly tendered Public Shares at least one day prior to the Domestication.

Subject to the satisfaction or waiver of the conditions of the Merlin Labs Business Combination Agreement, including approval of the Company’s shareholders, (a) immediately prior to the Domestication, pursuant to that certain Sponsor Support Agreement, dated as of August 13, 2025 (the “Sponsor Support Agreement”), by and among the Company, Merlin Labs, the Sponsor, and Inflection Point Fund I, LP, a Delaware limited partnership (“Inflection Point Fund”), the holders of the Founder Shares (such holders, the “Class B Shareholders”), will elect to convert each Founder Share, on a one-for-one basis, into a Class A Ordinary Share (the “Sponsor Share Conversion”); (b) in connection with the Domestication, (i) each of the then issued and outstanding Class A Ordinary Shares will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001 per share, of Post-Domestication Inflection Point (the “New Merlin Labs Common Stock”); (ii) each of the then issued and outstanding Rights will convert automatically into a right of Post-Domestication Inflection Point (each right, a “Post-Domestication Right”); and (iii) each of the then issued and outstanding Units will convert automatically into a unit of Post-Domestication Inflection Point, consisting of one share of New Merlin Labs Common Stock and one Post-Domestication Right.

The Merger and Consideration

Upon the terms and subject to the satisfaction or waiver of the conditions of the Merlin Labs Business Combination Agreement, immediately prior to the effective time of the Merger (the “Effective Time”):

(1)    each convertible security of Merlin Labs (other than the Pre-Funded Convertible Notes (as defined below)) that is outstanding immediately prior to the Effective Time, to the extent applicable, will automatically convert in full into shares of preferred stock or common stock of Merlin Labs (“Merlin Labs Common Stock”), in accordance with the terms thereof;

(2)    each warrant of Merlin Labs exercisable for the preferred stock of Merlin Labs that is outstanding and unexercised immediately prior to the Effective Time will automatically be exercised on a cashless basis in full in accordance with its terms or otherwise exercised in full;

(3)    immediately after giving effect to the conversions and exercises set forth in clauses (1) and (2) above, each issued and outstanding share of preferred stock of Merlin Labs (including each share of preferred stock issued upon the conversions and exercises described in clauses (1) and (2) above) will automatically convert into such number of shares of Merlin Labs Common Stock into which such shares of preferred stock of Merlin Labs, as applicable, are convertible in connection with the Merger pursuant to the organizational documents of Merlin Labs; and

(4)    each warrant of Merlin Labs (other than the Pre-Funded Convertible Series A Preferred Stock Investor Warrants (as defined below)) exercisable for Merlin Labs Common Stock that is outstanding and unexercised immediately prior to the Effective Time shall automatically be exercised on a cashless basis in full in accordance with its terms or otherwise exercised in full.

In connection with the transactions contemplated by the Merlin Labs Business Combination Agreement, on July 2, 2025, and on August 13, 2025, Merlin Labs entered into certain convertible note purchase agreements (the “Pre-PIPE Note Purchase Agreements”) and securities purchase agreement (the “Pre-PIPE Securities Purchase Agreements” and together with the Pre-PIPE Note Purchase Agreements, the “Pre-PIPE Investment Agreements”), respectively, with certain accredited investors named therein (collectively, the “Pre-PIPE Investors”). Pursuant to the Pre-PIPE Investment Agreements, the Pre-PIPE Investors agreed, among other things, to purchase, and Merlin Labs issued and sold, an aggregate of approximately $78 million of convertible promissory notes (the “Pre-Funded Convertible Notes”) and warrants (the “Pre-Funded Convertible Note Investor Warrants”), substantially concurrently with the execution and delivery of the Merlin Labs Business Combination Agreement (such investment contemplated by the Pre-PIPE Investment Agreements, the “Pre-Funded Note Investment”).

Pursuant to the Merlin Labs Business Combination Agreement, the aggregate consideration (the “Aggregate Consideration”) to be paid to the holders of securities of Merlin Labs (the “Merlin Labs Equity Holders”) (other than the holders of the Pre-Funded Convertible Notes and the Pre-Funded Convertible Note Investor Warrants in respect of those securities) in, or in connection with, the Merger shall be the number of shares of New Merlin Labs Common Stock equal to the quotient of: (a) $800,000,000 (the “Purchase Price”), divided by (b) the price at which each Public Share may be redeemed in connection with the extraordinary general meeting to be held to approve the Merlin Labs Business Combination.

The consideration to be paid in, or in connection with, the Merger to each holder of a Pre-Funded Convertible Note (the “Convertible Note Consideration”) shall be a number of shares of New Merlin Labs’ 12.0% Series A Cumulative Convertible Preferred Stock, par value $0.0001 per share (“Series A Preferred Stock”) equal to the quotient, rounded up to the nearest whole share, of (i) the total outstanding principal and accrued and unpaid interest on each Pre-Funded Convertible Note as of one day prior to the Closing, divided by (ii) $10.20 (with respect to the Pre-Funded Convertible Notes sold pursuant to the Pre-PIPE Note Purchase Agreements), as may be adjusted pursuant to the terms and conditions of such Pre-Funded Convertible Notes, or $12.00 (with respect to the Pre-Funded Convertible Notes sold pursuant to the Pre-PIPE Securities Purchase Agreements).

The consideration to be paid in, or in connection with, the Merger to each holder of a Pre-Funded Convertible Note Investor Warrant (the “Pre-Funded Convertible Note Investor Warrant Consideration”) shall be one or more warrants to purchase a number of shares of New Merlin Labs Common Stock (“New Merlin Labs Series A Investor Warrants”) equal to the quotient of (i) the aggregate exercise price of such Pre-Funded Convertible Note Investor Warrant immediately prior to the Effective Time, divided by (ii) $12.00.

Upon the terms and subject to the satisfaction or waiver of the conditions of the Merlin Labs Business Combination Agreement, at the Effective Time:

(1)    each share of Merlin Labs Common Stock that is owned by the Company, Merger Sub, or Merlin Labs immediately prior to the Effective Time (each, an “Excluded Share”) will be canceled and shall cease to exist and no consideration will be delivered in exchange therefor;

(2)    each share of Merlin Labs Common Stock that is issued and outstanding immediately prior to the Effective Time (other than Excluded Shares) will be canceled and converted into the right to receive a number of shares of New Merlin Labs Common Stock equal to the Aggregate Consideration divided by the fully diluted capital of Merlin Labs, which is the sum (without duplication) of the aggregate number of shares of Merlin Labs Common Stock that are (i) issued and outstanding immediately prior to the Effective Time (including those issued upon conversion of all issued and outstanding preferred stock of Merlin Labs, as applicable, and excluding securities underlying the Pre-Funded Convertible Notes or Pre-Funded Convertible Note Investor Warrant), (ii) issuable upon full exercise of all issued and outstanding options of Merlin Labs, and (iii) issuable upon full settlement of all issued and outstanding Merlin Labs RSU (as defined below) (such conversion ratio, the “Exchange Ratio”);

(3)    each option to purchase equity securities of Merlin Labs (“Merlin Labs Option”) will automatically cease to represent an option to purchase Merlin Labs Common Stock and be assumed and converted on the same terms and conditions as were applicable as of the Effective Time, into an option to acquire that number of New Merlin Labs Common Stock (rounded down to the nearest whole share) equal to the product of (A) the number of shares of Merlin Labs Common Stock subject to such Merlin Labs Option and (B) the Exchange Ratio, at an exercise price per share of Merlin Labs Common Stock (rounded up to the nearest whole cent) equal to the quotient obtained by dividing (x) the exercise price per share of Merlin Labs Common Stock of such Merlin Labs Option by (y) the Exchange Ratio;

(4)    each restricted stock unit in respect of equity securities of Merlin Labs, granted pursuant to the 2018 Equity Incentive Plan of Merlin Labs after the date of the Business Combination Agreement and prior to the Effective Time (“Merlin Labs RSU”), will cease to represent a right to acquire shares of Merlin Labs Common Stock and be assumed and converted on the same terms and conditions as were applicable as of the Effective Time, into a restricted stock unit representing the right to acquire that number of New Merlin Labs Common Stock (rounded down to the nearest whole share) equal to the product of (A) the number of shares of Merlin Labs Common Stock subject to such Merlin Labs RSU and (B) the Exchange Ratio;

(5)    each Pre-Funded Convertible Note that is outstanding immediately prior to the Effective Time will automatically be canceled and converted into the right to receive the Convertible Note Consideration;

(6)    each Pre-Funded Convertible Note Investor Warrant that is outstanding and unexercised immediately prior to the Effective Time will automatically be canceled and converted into the right to receive the Pre-Funded Convertible Note Investor Warrant Consideration; and

(7)    (x) each then issued and outstanding Post-Domestication Right shall convert automatically into one-tenth of one share of New Merlin Labs Common Stock, pursuant to that certain Rights Agreement, dated as of October 31, 2024, by and between Inflection Point and the right agent with any fractional shares of New Merlin Labs Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will thereafter entitle the holder thereof to one and one-tenth (1.1) shares of New Merlin Labs Common Stock, with any fractional shares of New Merlin Labs Common Stock to be issued in connection with such separation rounded down to the nearest whole share.

Closing Conditions

The obligations of the Company and Merlin Labs to consummate the Merlin Labs Business Combination are subject to the satisfaction or waiver of other customary closing conditions, including without limitation: (i) the adoption and/or approval, as applicable, by the Company’s shareholders of (A) the Merlin Labs Business Combination Agreement and Merlin Labs Business Combination in accordance with applicable law and exchange rules and regulations, (B) the Domestication, (C) the proposed charter and the bylaws of New Merlin Labs upon Domestication, including any separate or unbundled advisory proposals as are required to implement the foregoing, (D) the issuance of shares of New Merlin Labs Common Stock, Series A Preferred Stock and Series A Preferred Investor Warrants, as required by Nasdaq Listing Rule 5635, (E) the equity incentive plan and employee stock purchase plan of New Merlin Labs as described in the Merlin Labs Business Combination Agreement, (F) the appointment of director nominees in accordance with the terms in the Merlin Labs Business Combination Agreement, (G) any other proposals as the SEC (or staff member thereof) may indicate are necessary, (H) any other proposals as reasonably agreed to by the parties to the Merlin Labs Business Combination Agreement to be necessary or appropriate in connection with the Merlin Labs Business Combination, and (I) adjournment of the extraordinary general meeting (as defined below) to a later date or dates, if necessary or convenient, in the reasonable determination of the chairman of the Company, to (x) permit further solicitation and vote of proxies in the event that there are insufficient votes for any of the foregoing, (y) if the Company determines that one or more of the conditions to Closing is not or will not be satisfied or waived or (z) to facilitate the Domestication, the Merger or any other transactions contemplated by the Merlin Labs Business Combination Agreement and ancillary documents (such proposals in (A) through (I), together, the “Transaction Proposals”), (ii) the approval of the Merlin Labs Business Combination Agreement and the Merlin Labs Business Combination (including the Merger) by the affirmative vote or written consent of the stockholders of Merlin Labs, pursuant to the terms and in accordance with satisfaction of the conditions of the organizational documents of Merlin Labs and applicable law, (iii) no adverse law or order, (iv) the registration statement covering the becoming effective, (v) approval of the listing of the New Merlin Labs Common Stock on the Nasdaq Stock Market LLC, subject to satisfaction of the round lot holders requirement for initial listing, (vi) the accuracy of the representations and warranties and the performance of the covenants and agreements of each of the parties to the Merlin Labs Business Combination Agreement, in each case subject to certain qualifiers, (vii) the expiration of all waiting periods (and any extensions thereof) under the Hart-Scott-Rodino Act with respect to the Merlin Labs Business Combination, (viii) the completion of the Domestication, and (ix) duly executed pay-off letters certifying certain indebtedness of Merlin Labs and its subsidiaries, as specified in the Merlin Labs Business Combination Agreement, shall have been paid off, to the extent it is paid off pursuant to the Merlin Labs Business Combination Agreement.

Sponsor Support Agreement

Concurrently with the execution of the Merlin Labs Business Combination Agreement, the Company entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”) with Merlin Labs, the Sponsor and Inflection Point Fund (each a “Restricted Holder” and together, the “Restricted Holders”), pursuant to which each Restricted Holder agreed to, among other things, (i) vote in favor of adoption of the Transaction Proposals, (ii) vote against any Alternative Transaction (as defined in the Merlin Labs Business Combination Agreement) and any merger agreement or merger other than the Transaction Proposals, the Merlin Labs Business Combination Agreement and the Merlin Labs Business Combination; (iii) vote against any change in the business, management, or board of directors of Inflection Point (other than in connection with the Transaction Proposals or pursuant to the Merlin Labs Business Combination Agreement or ancillary agreements) and (iv) vote against any proposal, action or agreement that would (A) impede, interfere, frustrate, prevent or nullify any provision of the Sponsor Support Agreement, the Merlin Labs Business Combination Agreement or the Merlin Labs Business Combination, (B) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of the Company under the Merlin Labs Business Combination Agreement, (C) result in any of the closing conditions of the Merlin Labs Business Combination Agreement not being fulfilled, (D) result in a breach of any covenant, representation or warranty or other obligation or agreement of such Restricted Holder contained in the Sponsor Support Agreement or (E) change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, the

Company. In addition, pursuant to the Sponsor Support Agreement, each Restricted Holder, severally, agreed to waive, subject to the consummation of the Merlin Labs Business Combination, any and all anti-dilution rights with respect to the rate that the Class B Ordinary Shares convert into the Class A Ordinary Shares in connection with the transactions contemplated by the Merlin Labs Business Combination Agreement.

Stockholder Voting and Support Agreement

Concurrently with the execution of the Merlin Labs Business Combination Agreement, the holders of equity securities of Merlin Labs (the “Merlin Labs Stockholders”) and Merlin Labs entered into the Voting and Support Agreement (the “Stockholder Voting and Support Agreement”), pursuant to which Merlin Labs Stockholders have agreed to, among other things, vote (or act by written consent) (a) to approve and adopt the Merlin Labs Business Combination Agreement and the consummation of the Merlin Labs Business Combination; (b) against any Alternative Transaction or any proposal relating to an Alternative Transaction; (c) against any merger agreement or merger (other than the Merlin Labs Business Combination Agreement and the Merlin Labs Business Combination), consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by Merlin Labs; (d) against any change in the business or board of directors of Merlin Labs (other than pursuant to the Merlin Labs Business Combination Agreement or the Ancillary Documents (as defined in the Merlin Labs Business Combination Agreement)); (e) against any proposal, action or agreement that would (A) impede, interfere, frustrate, prevent or nullify any provision of the Stockholder Voting and Support Agreement, the Merlin Labs Business Combination Agreement or the Merlin Labs Business Combination, (B) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of Merlin Labs under the Merlin Labs Business Combination Agreement, (C) result in any of the closing conditions of the Merlin Labs Business Combination Agreement not being fulfilled, (D) result in a breach of any covenant, representation or warranty or other obligation or agreement of such Merlin Labs Stockholder contained in the Stockholder Voting and Support Agreement or (E) change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, Merlin Labs and (f) to convert all outstanding shares of preferred stock of Merlin Labs into Merlin Labs Common Stock as of immediately prior to the Effective Time, conditioned upon and subject to the closing of the Merlin Labs Business Combination, in accordance with the organizational documents of Merlin Labs.

Pursuant to the Stockholder Voting and Support Agreement, until the earliest of the Closing, termination of the Merlin Labs Business Combination Agreement or the liquidation of Merlin Labs, no Merlin Labs Stockholder shall (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, any Subject Securities (as defined in the Stockholder Voting and Support Agreement), (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Subject Securities without the prior written consent of Merlin Labs and the Company, unless such transfer is deemed a Permitted Transfer (as defined in the Stockholder Voting and Support Agreement).

In addition, pursuant to the Stockholder Voting and Support Agreement, each Merlin Labs Stockholder has agreed not to commence, join in, facilitate, assist or encourage, and has agreed to take all actions necessary to opt out of any class in any class action with respect to, any claim, derivative or otherwise, against the Company, Merlin Labs or any of their respective successors or directors, (a) challenging the validity of, or seeking to enjoin the operation of, any provision of the Stockholder Voting and Support Agreement or (b) alleging a breach of any fiduciary duty of any person in connection with the evaluation, negotiation or entry into the Stockholder Voting and Support Agreement, the Merlin Labs Business Combination Agreement or the Merlin Labs Business Combination. Each Merlin Labs Stockholder has also waived and agreed not to exercise any rights of appraisal or rights to dissent from the Merlin Labs Business Combination that they may have in respect of the Subject Securities.

Series A Preferred Stock Investment

In connection with the transactions contemplated by the Merlin Labs Business Combination Agreement, on the Signing Date, the Company, Merlin Labs and the accredited investor named therein, (the “Series A Preferred Stock Investor”) entered into a Securities Purchase Agreement (the “Series A SPA”). Pursuant to the Series A SPA, the Series A Preferred Stock Investor has agreed, among other things, to purchase, at Closing, 4,901,961 shares of Series A Preferred Stock, having the rights, preferences and privileges set forth in the Certificate of Designation of Preferences, Rights and Limitations of 12.0% Series A Cumulative Convertible Preferred Stock (the “Certificate of Designation”) and a New Merlin Labs Series A Investor Warrant to purchase a number of shares of New Merlin Labs Common Stock equal to the amount of shares into which such shares of New Merlin Labs Common Stock underlying the Series A Preferred Stock are initially convertible, for an aggregate purchase price of $50,000,000 (the “Series A Preferred Stock Investment”). Each share of Series A Preferred Stock will have a stated value of $12.00.

The Series A SPA includes customary representations and warranties from Merlin Labs, the Company and the Series A Preferred Stock Investor and is subject to customary closing conditions. The Series A SPA also includes customary covenants and agreements related to transfer restrictions, SEC reports, material non-public information and indemnification. New Merlin Labs Common Stock issuable upon conversion of the New Merlin Labs Series A Preferred Stock and New Merlin Labs Common Stock underlying any New Merlin Labs Series A Investor Warrant will be “Registrable Securities” under a registration rights agreement.